Amortized Cost and Fair Value of Held-to-Maturity Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Held-to-maturity fixed-maturity securities, amortized cost
Due after one year through five years, amortized cost	$ 110
Due after ten years, amortized cost	220,642
Total held-to-maturity fixed-maturity securities, amortized cost	220,752	475,074
Held-to-maturity fixed-maturity securities, fair value
Due after one year through five years, fair value	129
Due after ten years, fair value	219,387
Total fixed-maturity securities, held-to-maturity, Fair value	$ 219,516	$ 486,715